Acquisitions	12 Months Ended
Dec. 31, 2020
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Acquisitions
Note 29: Acquisitions
Acquisitions primarily comprise the purchase of businesses that are integrated into existing operations to broaden the Company’s range of offerings to customers as well as its presence in global markets. The results of acquired businesses are included in the consolidated financial statements from the dates of acquisition. Acquisitions also included investments in equity method investments and asset acquisitions.
Acquisition activity
The number of acquisitions completed, and the related total consideration during 2020 and 2019 were as follows:

	Year ended December 31,

	2020		2019

	Number of Transactions	Cash Consideration	Number of Transactions	Cash Consideration
Businesses acquired	2	166	4	1,049
Less: Cash acquired		(4)		(59)
Businesses acquired, net of cash	2	162	4	990
Investments in businesses	-	1	-	4
Contingent consideration payments		4		-
Asset acquisitions	-	-	1	4
	2	167	5	998
The following describes some of the acquisitions completed during 2020 and 2019:

Date	Company	Acquiring Segments	Description
March 2020	Pondera Solutions	Legal Professionals	A provider of technology and advanced analytics to combat fraud, waste and abuse in healthcare and large government programs.
August 2020	CaseLines	Legal Professionals	A provider of a cloud-based, evidence sharing platform that allows courts, law enforcement, prosecutors and legal practitioners to digitally collaborate, share and participate in virtual and physical court proceedings.
July 2019	Confirmation	Tax & Accounting Professionals/Corporates	A provider of digital audit confirmation services to accounting firms, banks and law firms.
July 2019	HighQ	Legal Professionals/Corporates	A provider of collaboration tools to the legal and regulatory market segments.
October 2019	FC Business Intelligence	Reuters News	A global business-to-business events specialist that was rebranded as Reuters Events.

Purchase price allocation
Purchase price allocations related to certain acquisitions may be subject to adjustment pending completion of final valuations.
The details of net assets acquired were as follows:

	Year ended December 31,

	2020	2019
Cash and cash equivalents	4	59
Trade receivables	4	13
Prepaid expenses and other current assets	1	7
Current assets	9	79
Property and equipment	-	7
Computer software	25	78
Other identifiable intangible assets	23	309
Total assets	57	473
Payables and accruals	(7)	(29)
Deferred revenue	(6)	(25)
Other financial liabilities	(2)	(1)
Current liabilities	(15)	(55)
Provisions and other non-current liabilities	(2)	(5)
Deferred tax	(7)	(79)
Total liabilities	(24)	(139)
Net assets acquired	33	334
Goodwill	133	715
Total	166	1,049
The excess of the purchase price over the net assets acquired was recorded as goodwill and reflects synergies and the value of the acquired workforce. The majority of goodwill for acquisitions completed in 2020 and 2019 is not expected to be deductible for tax purposes.
Acquisition transactions were completed by acquiring all equity interests or the net assets of the acquired business.
Other
The revenues and operating profit of acquired businesses since the date of acquisition were not material to the Company’s results of operations.